Condensed Consolidated Interim Balance Sheets - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current Assets
Cash	$ 0	$ 0	$ 56,823
Accounts and other receivables, net	3,508	18,136	24,553
Inventory	8,375	4,334	36,694
Prepaid expenses and deposits	0	4,013	27,997
Total Current Assets	11,883	26,483	146,067
Goodwill	505,508	505,508	505,508
Total Assets	517,391	531,991	651,575
Current Liabilities
Accounts payable and accrued liabilities	926,772	983,358	813,682
Current portion of deferred revenue, net of contract assets	142,621	207,566	317,070
PPP note payable	60,049	0
Convertible debentures, net of discount of $58,623 and $343,398, respectively	29,148	21,121
Total Current Liabilities	1,698,283	1,304,367	1,130,752
Derivative liabilities	539,693	92,322
Deferred revenue, net of current portion and contract assets	47,057	54,899	77,362
Total Liabilities	1,745,340	1,359,266	1,208,411
Common stock: Authorized - 1,490,000,000 shares with $0.001 par value issued and outstanding - 1,009,665,261 and 74,242,196 shares, as of June 30, 2020 and December 31, 2019, respectively	1,009,665	74,242	66,715
Additional paid-in capital	12,516,383	10,697,216	10,426,245
Stockholders' Deficit
Accumulated Deficit	(14,822,302)	(11,630,660)	(11,049,499)
Total Stockholders' Deficit	(1,295,254)	(859,202)	(556,539)
Total Liabilities and Stockholders' Deficit	517,391	531,991	$ 651,575
Preferred stock Series A [Member]
Stockholders' Deficit
Preferred stock value	67,305	31,927
Series B preferred stock [Member]
Stockholders' Deficit
Preferred stock value	$ 1,000	$ 0